FINANCIAL ASSETS AND LIABILITIES - Summary of Credit Risk (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Exposure to risk	R$ 24,761,444	R$ 29,356,555
Cash and cash equivalents [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	13,301,716	16,174,130
Trade receivables [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	3,927,542	2,745,853
Marketable securities [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	2,513,574	4,388,007
Restricted cash [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	139,933	58,990
Derivative financial instruments [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	4,151,752	4,732,926
Receivables from related parties [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	476,542	416,491
Receivable dividends and interest on equity [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	161,147	519,965
Other financial assets [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	R$ 89,238	R$ 320,193